Fixed Assets, net & Advances for Vessels under Construction (Details) $ in Thousands											1 Months Ended		2 Months Ended	12 Months Ended
	Nov. 30, 2023 item	Oct. 31, 2023 item	Sep. 30, 2023 USD ($) item t	Jul. 31, 2023 USD ($) item t	Jun. 20, 2023 item	Apr. 28, 2023 item	Apr. 01, 2022 item	Mar. 11, 2022 item	Apr. 12, 2021 USD ($)	May 12, 2020 USD ($)	Jan. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2023 USD ($) item $ / T	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 23, 2022 USD ($)	Jan. 17, 2022 USD ($)
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels under construction | item														10
Interest expense capitalized														$ 17,400	$ 5,000	$ 0
Gain on sale of vessels														1,639	37,225
Amortization of assumed time charter														21,200	56,700	27,600
Less: Current portion													$ 4,500	4,500
Gain/(loss) on debt extinguishment, net									$ 111,600					(2,254)	4,351	$ 111,616
Oriental Fleet
Fixed Assets, net & Advances for Vessels under Construction
Aggregate purchase price									$ 31,000
Sale and leaseback arrangement term (in years)									5 years
Gross proceeds of sale and leaseback									$ 135,000
TEU container vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of TEU container vessels | item					2	2	4	2
TEU | item					8,200	6,000	8,000	7,100
Supervision fee per vessel														850
Capesize Bulk Carriers
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels agreed to acquire | item			2	5
Capesize drybulk vessels | t			351,765	879,306
Aggregate amount of total			$ 36,600	$ 103,000
Number of vessels delivered | item	1	3	1										2
Estimated useful life of vessels acquired from year of built				25 years
Vessel
Fixed Assets, net & Advances for Vessels under Construction
Impairment loss														0	0
Residual value of the fleet													$ 540,500	$ 540,500	487,300
Average life of scrap considered to calculate residual value of vessel, one														10 years
Average life of scrap considered to calculate residual value of vessel, two														5 years
Scrap value per ton (in dollars per ton) | $ / T														300
Hyundai Honour And Hyundai Respect
Fixed Assets, net & Advances for Vessels under Construction
Sale and Lease back arrangement, amount										$ 139,100
Sale and leaseback arrangement term (in years)										4 years
Catherine C and Leo C
Fixed Assets, net & Advances for Vessels under Construction
Aggregate gross consideration																		$ 130,000
Gain on sale of vessels												$ 37,200
Amalia C
Fixed Assets, net & Advances for Vessels under Construction
TEU | item													2,452	2,452
Aggregate gross consideration																	$ 5,100
Gain on sale of vessels											$ 1,600
Advances payment received for sale of vessels															1,000
Vessesls under Construction
Fixed Assets, net & Advances for Vessels under Construction
Supervision fees total														$ 3,000
Interest expense capitalized														17,400	5,000
Vessesls under Construction | Manager
Fixed Assets, net & Advances for Vessels under Construction
Supervision fees for vessels capitalized													$ 0	0
Vessesls under Construction | TEU container vessels
Fixed Assets, net & Advances for Vessels under Construction
Aggregate purchase price													$ 834,900	834,900
Payments for purchase price of construction assets														$ 88,900	$ 184,900